STOCKHOLDER'S EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
STOCKHOLDER'S EQUITY
3.	STOCKHOLDERS’ EQUITY

Reverse Stock Split

On November 20, 2013, the Company effected a reverse split of our common stock, par value $0.001 per share, at a ratio of one-for-fifty. Unless otherwise indicated, all share amounts, per share data, share prices, exercise prices and conversion rates set forth in these condensed consolidated financial statements and related condensed consolidated notes, where applicable, have been adjusted retroactively to reflect this reverse stock split.

Outstanding Shares

At March 31, 2014, the Company had 11,690,859 common shares issued and outstanding.

Conversion of all Convertible Preferred Stock at the Merger

Prior to the Merger and without giving effect to the applicable multiplier, Capricor was authorized to issue 5,426,844 shares of convertible preferred stock, which was allocated as follows: Series A-1: 940,000 shares, all of which were issued; Series A-2: 736,844 shares, all of which were issued; and Series A-3: 3,750,000 shares, of which 1,500,000 shares were issued. During 2011 and 2012, the 1,500,000 shares of Series A-3 convertible preferred stock, with a par value of $0.001 per share, were issued for cash proceeds of $6,000,000. Immediately prior to the Effective Time, all shares of Capricor preferred stock were converted into shares of Capricor common stock pursuant to the terms of the Merger Agreement. The shares of Capricor preferred stock that were converted into Capricor common stock, as a result of the Merger and in accordance with the terms of the Merger Agreement, were exchanged according to the applicable multiplier for 6,591,494 shares of common stock of the Company, and all rights and preferences (including dividends) attached to the shares of Capricor preferred stock were rendered void. The preferred shares are presented retrospectively as shares of common stock on an as-converted basis.

3.	STOCKHOLDER’S EQUITY

Reverse Stock Split

On November 20, 2013, we effected a reverse split of our common stock, par value $0.001 per share, at a ratio of one-for-fifty. Unless otherwise indicated, all share amounts, per share data, share prices, exercise prices and conversion rates set forth in these consolidated financial statements and related notes, where applicable, have been adjusted retroactively to reflect this reverse stock split.

Outstanding Shares

At December 31, 2013, there were 11,687,747 common shares issued and outstanding.

Conversion of all Convertible Preferred Stock at the Merger

Prior to the Merger and without giving effect to the applicable multiplier, Capricor was authorized to issue 5,426,844 shares of convertible preferred stock, which was allocated as follows: Series A-1: 940,000 shares, all of which were issued; Series A-2: 736,844 shares, all of which were issued; and Series A-3: 3,750,000 shares, of which 1,500,000 shares were issued. During 2011 and 2012, the 1,500,000 shares of Series A-3 convertible preferred stock, with a par value of $0.001 per share were issued for cash proceeds of $6,000,000. Immediately prior to the Effective Time, all shares of Capricor preferred stock were converted into shares of Capricor common stock pursuant to the terms of the Merger Agreement. The shares of Capricor preferred stock that were converted into Capricor common stock as a result of the Merger and in accordance with the terms of the Merger Agreement, were exchanged according to the applicable multiplier for 6,591,494 shares of common stock of the Company, and all rights and preferences (including dividends) attached to the shares of Capricor preferred stock were rendered void. The preferred shares are presented retrospectively as shares of common stock on an as-converted basis.